FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements

Recurring fair value measurements using the indicated inputs:

	December 31, 2020	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$16,977	$--	$16,977	$--
Privately-held companies	17,727	--		17,727
Marketable securities held for sale	188,186	188,186	--	--
Foreign exchange forward and cylinders - net asset position	5,293	--	5,293	--
	$228,183	$188,186	$22,270	$17,727

F - 32

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

E.Fair Value Measurements (Cont.)

	December 31, 2019	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$15,642	$--	$15,642	$--
Privately-held companies	15,725	--	--	15,725
Marketable securities held for sale	175,305	175,305	--	--
Foreign exchange forward and cylinders - net liability position	(151)	--	(151)	--
	$206,521	$175,305	$15,491	$15,725

Schedule of Marketable Securities

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2020:

	Amortized cost (*)	Gross unrealized Gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$154,577	$1,207	$(735)	$155,049
Government bonds	32,894	37	(53)	32,878
Certificate of deposits	248	11	--	259
	$187,719	$1,255	$(788)	$188,186

* Excluding accrued interest of $781.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2019:

	Amortized cost (*)	Gross unrealized Gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$154,167	$1,273	$(214)	$155,226
Government bonds	2,969	37	--	3,006
Municipal bonds	1,208	21	--	1,229
Money market fund	15,225	366	--	15,591
Certificate of deposits	248	5	--	253
	$173,817	$1,702	$(214)	$175,305

* Excluding accrued interest of $765.

Schedule of Maturities of Marketable Securities

The scheduled maturities of available-for-sale marketable securities as of December 31, 2020, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$22,772	$22,800
Due within 2-5 years	138,894	139,210
Due after 5 years	26,053	26,176
	$187,719	$188,186

The scheduled maturities of available-for-sale marketable securities as of December 31, 2019, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$37,845	$37,818
Due within 2-5 years	119,202	120,344
Due after 5 years	16,770	17,143
	$173,817	$175,305

Schedule of Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than twelve months and twelve months or more and their related fair values as of December 31, 2020 and December 31, 2019, were as indicated in the following tables:

	December 31, 2020
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$24,699	$(700)	$9,434	$(35)	$34,133	$(735)
Government bonds	12,430	(50)	1,497	(3)	13,927	(53)
Total	$37,129	$(750)	$10,931	$(38)	$48,060	$(788)

	December 31, 2019
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$8,562	$(56)	$23,022	$(158)	$31,584	$(214)